Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 1,305	$ 1,139
Short-term investments	8,525	17,694
Trade accounts receivable, less allowance for doubtful accounts: 2019—$527; 2018—$541	8,724	8,025
Inventories	8,283	7,508
Current tax assets	3,344	3,374
Other current assets	2,600	2,461
Assets held for sale	21	9,725
Total current assets	32,803	49,926
Equity-method investments	17,133	181
Long-term investments	3,014	2,586
Property, plant and equipment, less accumulated depreciation	13,967	13,385
Identifiable intangible assets, less accumulated amortization	35,370	35,211
Goodwill	58,653	53,411
Noncurrent deferred tax assets and other noncurrent tax assets	2,099	1,924
Other noncurrent assets	4,450	2,799
Total assets	167,489	159,422
Liabilities and Equity
Short-term borrowings, including current portion of long-term debt: 2019—$1,462; 2018—$4,776	16,195	8,831
Trade accounts payable	4,220	4,674
Dividends payable	2,104	2,047
Income taxes payable	980	1,265
Accrued compensation and related items	2,720	2,397
Other current liabilities	11,083	10,753
Liabilities held for sale	0	1,890
Total current liabilities	37,304	31,858
Long-term debt	35,955	32,909
Pension benefit obligations, net	5,638	5,272
Postretirement benefit obligations, net	1,124	1,338
Noncurrent deferred tax liabilities	5,578	3,700
Other taxes payable	12,126	14,737
Other noncurrent liabilities	6,317	5,850
Total liabilities	104,042	95,664
Commitments and Contingencies
Preferred stock, no par value, at stated value; 27 shares authorized; issued: 2019—431; 2018—478	17	19
Common stock, $0.05 par value; 12,000 shares authorized; issued: 2019—9,369; 2018—9,332	468	467
Additional paid-in capital	87,428	86,253
Treasury stock, shares at cost: 2019—3,835; 2018—3,615	(110,801)	(101,610)
Retained earnings	97,670	89,554
Accumulated other comprehensive loss	(11,640)	(11,275)
Total Pfizer Inc. shareholders’ equity	63,143	63,407
Equity attributable to noncontrolling interests	303	351
Total equity	63,447	63,758
Total liabilities and equity	$ 167,489	$ 159,422